DERIVATIVE LIABILITY (Tables)	9 Months Ended
Sep. 30, 2023
Derivative Liability
SCHEDULE OF DERIVATIVE LIABILITY
Volatility	124%
Risk-free rate	5.182% - 5.230%
Stock price	$0.12
Dividend Yield	-
Expected life	1.53 – 1.65 years

SCHEDULE OF FAIR VALUE OF THE DERIVATIVE	Fair value of the derivative is summarized as below:
Derivative Liability
Balance at January 1, 2023	$-
Additions	2,052,314
Change in fair value	(470,735)
Ending Balance, September 30, 2023	$1,581,579